Revenue - Disaggregation of Revenue Based on Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 1,965,311	$ 2,141,518	$ 2,251,657
Sample technologies
Disaggregation of Revenue [Line Items]
Revenue	662,991	796,932	850,636
Diagnostic solutions
Disaggregation of Revenue [Line Items]
Revenue	697,630	660,879	638,759
PCR / Nucleic acid amplification
Disaggregation of Revenue [Line Items]
Revenue	300,204	390,804	433,972
Genomics / NGS
Disaggregation of Revenue [Line Items]
Revenue	238,910	224,797	245,066
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 65,576	$ 68,106	$ 83,224